Capital management	12 Months Ended
Dec. 31, 2025
Capital Management [Abstract]
Capital management	Capital management
Shell manages its businesses to deliver strong cash flows to sustain its strategy and for profitable growth. Management's current priorities [A] for applying Shell's cash are:

Balanced capital allocation

Total distributions [B] Enhanced shareholder distributions 40%-50% of CFFO* through the cycle [C]	Cash capital expenditure (cash capex) Disciplined investment $20-22 billion p.a. 2025-2028

Prioritising buybacks 17 consecutive quarters ≥$3 billion	Dividend consistency +4% announced at Q4 2025	Integrated Gas and Upstream cash capex [D] ~$12-14 billion	Downstream, Renewables and Energy Solutions cash capex [D] ~$8 billion

Intrinsic value creation >10% p.a. normalised free cash flow per share*growth through to 2030 [E]	Progressive dividend 4% annual increase [F]	Capital reallocation ≥10% ROACE* across segments [G]

Balance sheet Maintain strong investment grade rating through the cycle [C]
[A]Capital management priorities and related quantitative data were materially consistent with those disclosed in 2024.
[B]Total shareholder distributions (dividends + share buybacks) based on cash generation, macro-outlook and balance sheet trajectory.
[C]Measured across business cycles under varying economic and market conditions.
[D]The Integrated Gas and Upstream cash capex includes expenditures related to the Integrated Gas and Upstream segments. The Downstream, Renewables and Energy Solutions cash capex includes expenditures for the Marketing, Chemicals and Products, and Renewables and Energy Solutions segments. (See Note 7)
[E]Normalised free cash flow per share growth is determined on a compound annual growth rate (CAGR) basis by comparing the normalised free cash flow per share of the current year to the value from the 2024 base year.
[F]Subject to Board approval.
[G]Price normalised return on average capital employed (ROACE) on an Adjusted Earnings plus non-controlling interest basis.

* Non-GAAP measure. See page 323.